Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 53,155,774.32
Total Fee Amount	7,340.81
Total Offset Amount	0.00
Net Fee	$ 7,340.81
Offering Table N/A
Offset Table N/A	N/A